Investments in associates and joint ventures (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Min [member]
Disclosure of associates and joint ventures [line items]
Voting rights, Associates	20.00%
Max [member]
Disclosure of associates and joint ventures [line items]
Voting rights, Associates	50.00%
Associates [member] | Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Unrecognised share of losses of associates and joint ventures
Unutilised credit facilities		£ 1,726